Long Term Debt - Covenant Description and Compliance (Details)	12 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	4 Months Ended		5 Months Ended
	Dec. 31, 2012	Aug. 31, 2012 Term Bank Loan 8 [Member]	Sep. 27, 2012 Credit Facility 1 [Member]	Oct. 24, 2012 Term Bank Loan 14 [Member]	May 09, 2012 Ocean Rig [Member]	May 14, 2012 Ocean Rig [Member]	May 18, 2012 Ocean Rig [Member]
Compliance with loan-to-value ratios	As of December 31, 2012, the shipping segment was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2012, the shipping segment was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company’s loan agreements relating to $769,098 of the Company’s debt (Note 3). As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of its shipping segment’s bank loans in breach amounting to $941,339 as current at December 31, 2012. As of December 31, 2012, the drilling segment was in compliance with all its financial covenants. Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31 2010, 2011 and 2012 amounted to $107,293, $178,040 and $222,635, respectively. These amounts net of capitalized interest are included in “Interest and finance costs” in the accompanying consolidated statements of operations.	On August 31, 2012, the Company entered into a supplemental agreement relating to the term bank loan dated July 23, 2008, for a shortfall in the security cover ratio and made a prepayment of $9,125.	On September 27, 2012, the Company entered into two supplemental agreements relating to the credit facility dated March 31, 2006, to cure a shortfall in the security cover ratio and pledged 7,800,000 of its shares of Ocean Rig as additional security. The share pledge expires on June 30, 2013.	On October 24, 2012, the Company entered into a secured term bank loan of up to $107,669 to partially finance the construction costs relating to the newbuilding tankers Alicante, Mareta and Bordeira which were delivered in January 2013. The facility bears interest at LIBOR plus a margin and is repayable in twenty-four semi-annual installments. During January 2013, the Company drew an amount of $100,856, related to the delivery of the above three tankers.	On May 9, 2012, Ocean Rig, through its wholly owned subsidiary Drillships Holdings Inc., signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and the cross-acceleration provisions relating to the DryShips' indebtedness for its drybulk carrier and tanker fleet and Ocean Rig's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by Ocean Rig under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the $800,000 secured term loan agreement that would provide the lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) Ocean Rig is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig as its shareholder; and (iii) Ocean Rig is permitted to pay dividends or make any other distributions to its shareholders up to 50% of its net income, provided it maintained minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash in the previous year from the date of the dividend, distribution or buy back of share capital and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original and the amended agreements, Ocean Rig is also required to maintain minimum free cash of $100,000.	On May 14, 2012, Ocean Rig signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg S.A. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will not result in a crossdefault under the Deutsche Bank Credit Facilities that would provide Ocean Rig's lenders thereunder with the right to accelerate Ocean Rig's outstanding debt under these facilities. In addition, the amendments also removed the automatic prepayment mechanism under the Deutsche Bank Credit Facilities. Ocean Rig is also required to increase its debt service reserve account by an aggregate amount of $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash evidenced through cash flow forecasts for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by Ocean Rig of the financial covenants, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by Ocean Rig to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that Ocean Rig fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection therewith under the guarantees. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.	On May 18, 2012, Ocean Rig signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to, among other things, replace the cross-acceleration clause relating to DryShips' indebtedness with cross-acceleration clause to Ocean Rig's indebtedness under its other credit facilities. In September 2012 the outstanding balance of the loan has been fully repaid from the proceeds of the offering of the Drill Rigs Notes as discussed above.